11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD	12 Months Ended
Dec. 31, 2018
Investments In Subsidiaries Accounted For Using Equity Method
11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD

11.1       Information to be disclosed on investments in subsidiaries

I.	Investments in Chile
i.	On August 3, 2017, the Company Inmobiliaria El Llano SpA was incorporated, which line of business is related to the performance of real estate investments and real estate projects in Chile.
ii.	On November 2, 2017, Viña Concha y Toro S.A. acquired additional ownership in the Company Southern Brewing Company S.A., by virtue of which it reached a 77% ownership in such company. The remaining 23% remains with the original shareholders.
iii.	On September 27, 2018, the name of Viñedos los Robles SpA. was changed to Viña Don Melchor SpA., as its investor fully transferred its shares to Inversiones Concha y Toro SpA.
iv.	The remaining investments in subsidiaries in Chile have no structural variations from that reported at December 31, 2017.
II.	Investments and information on investments in subsidiaries

i.       Valuation of investments in Argentina

a.	The financial statements of the Argentinean companies Trivento Bodegas y Viñedos S.A., Finca Lunlunta S.A. and Finca Austral S.A., in which Viña Concha y Toro S.A. has indirect ownership of 100% are expressed in US$ Dollars, which is the subsidiary’s functional currency.
b.	As on December 31, 2018, there are gains potentially remittable from subsidiaries in Argentina amounting to ARS$297,065,671.

ii.       Valuation of investments in England

a.	The financial statements of the English company Concha y Toro UK Ltd., in which Concha y Toro S.A. own a direct ownership of 99% and indirect of 1%, are expressed in Pound Sterling, which is the functional currency of the subsidiary.
b.	As of December 31, 2018, there are gains potentially remittable from the subsidiary in England amounting to GBP£ 12,966,022.
iii.	Valuation of investments in Brazil
a.	The financial statements of the Company constituted in Brazil, VCT Brazil Importadora y Exportadora Ltda in which Viña Concha y Toro S.A. owns an indirect ownership of 100%, are expressed in Brazilian Real, which is the functional currency of the subsidiary.

b.	As of December 31, 2018, there are gains potentially remittable from the subsidiary in VCT Importadora y Exportadora Ltda. amounting to BRL$40,382,582.

c.	The Financial Statements of the Brazilian Company VCT Wine Retail Participacoes Ltda., in which Viña Concha y Toro owns an indirect ownership of 100%, are expressed in Brazilian real, which is the Subsidiary´s functional currency.

d.	As of December 31, 2018, there are no gains potentially remittable from the subsidiary VCT Wine Retail Participacoes Ltda..

iv.	Valuation of Investments in Sweden, Finland and Norway
a.	The financial statements of the companies constituted in Sweden, Finland and Norway, in which Viña Concha y Toro S.A. owns indirect ownership by 100%., are expressed in its local currencies, Swedish Crown, Euro and Norway Crown, respectively and represent its functional currencies in each subsidiary. At the same time, the Swedish subsidiary has 100% ownership of the subsidiary in Finland.

b.	As of December 31, 2018, there are potentially remittable gains from these subsidiaries amounting to SEK 50,241,256 in Concha y Toro Sweden AB and subsidiary and NOK 15,380,023 (Norway Crowns) in Concha y Toro Norway AS and subsidiary.

v.        Valuation of investments in Singapore

a.	The financial statements of the company incorporated in Singapore, in which Viña Concha y Toro S.A. has indirect ownership of 100%, are expressed in U.S. dollars, which is the functional currency of the subsidiary. Likewise, the subsidiary in Singapore owns 100% the subsidiary in China and 41% of the subsidiary in Japan.

b.	As of December 31, 2018, there are gains potentially remittable from the subsidiary in Singapore amounting to USD$2,311,086.
vi.	Valuation of investments in the United States
a.	The financial statements of companies incorporated in the United States, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in U.S. Dollars which is the functional currency of the subsidiaries.

b.	In July 2011, VCT USA, Inc together with Banfi Corporation formed a joint venture with a participation by 50% each in the constitution of Excelsior Wine Company, LLC, thus, the distribution of our products is exclusively developed through this new company, a distribution previously developed through Banfi Corporation.

c.	On October 22, 2014, Eagle Peak Estates. LLC was incorporated, which lines of business relates to the trading, fractionation of wine and alcoholic beverages and exports of wine and similar products in the United States.

d.	In July 2018, Fetzer Vineyars acquired the remaining 50% of Excelsior Wine Company. Consequently, Viña Concha y Toro controls 100% of such company. The remaining 50% continue under the control of VCT USA, Inc.

e.	At December 31, 2018, there are potentially remittable profits from subsidiaries in the U.S., amounting to US$41,352,764.

vii.       Valuation of investments in Mexico

a.	The financial statements of companies incorporated in Mexico, in which Viña Concha y Toro S.A. indirectly holds 100% indirect interest (VCT Mexico S. de RL de CV) and indirect by 51% (VCT & DG Mexico SA de CV), are expressed in Mexican Pesos which is the functional currency of the subsidiaries.

b.	At December 31, 2018, there are potentially remittable gains from subsidiaries in Mexico, amounting to MXN$64,351,431.

viii.	Valuation of investments in Canada
a.	The financial statements of the company Concha y Toro Canada Limited, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in Canadian dollars, which is the functional currency of the subsidiary.

b.	On December 5, 2014, Concha y Toro Canada Ltd together with Charton Hobbs Inc., a company formed in accordance with the Canadian regulations, a joint venture in which participates with a 50% each in the constitution of Escalade Wines & Spirits Inc. with the objective to import, export, sale, manufacture and distribute alcoholic beverages.

c.	As of December 31, 2018, there are potentially remittable gains from the subsidiary Concha y Toro Canada Limited, in the amount of CAD$503,054.
ix.	Valuation of investments in South Africa
a.	The financial statements of the company incorporated in South Africa, in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in South African Rand, which is the functional currency of the subsidiary.

b.	As of December 31, 2018, there are potentially remittable gains from the subsidiary in South Africa, amounting to RND$2,795,800.
x.	Valuation of investments in France
a.	The financial statements of the Company Cono Sur France S.A.R.L., in which Viña Concha y Toro S.A. indirectly holds 100% interest, are expressed in Euros, which is the functional currency of the subsidiary.

b.	As of December 31, 2018, there are potentially remittable gains from the subsidiary in France amounting to EUR186,647.

11.2	Summarized Financial Information of subsidiaries

The Total Summarized Financial Information of subsidiaries which consolidates at the closing date of the related years, before the elimination of intercompany transactions is presented as follows:

As of December 31, 2018
				Asset			Liability
Subsidiaries	Country of incorporation	Functional currency	Ownership %	Current ThCh$	Non- current ThCh$	Total ThCh$	Current ThCh$	Non- current ThCh$	Total ThCh$	Revenue ThCh$	Net income (loss) ThCh$
Comercial Peumo Ltda.	Chile	Chilean peso	100%	34,241,278	2,193,853	36,435,131	32,604,058	3,831,073	36,435,131	112,629,895	8,752,326
Viña Cono Sur S.A.	Chile	Chilean peso	100%	43,945,892	51,806,880	95,752,772	39,423,209	56,329,563	95,752,772	75,955,191	7,397,791
Viña Cono Sur Orgánico SpA	Chile	Chilean peso	100%	995,822	190,915	1,186,737	1,015,410	171,327	1,186,737	1,440,170	(8,981)
Transportes Viconto Ltda.	Chile	Chilean peso	100%	394,676	434,289	828,965	54,832	774,133	828,965	1,226,285	121,339
Sociedad Exportadora y Comercial Viña Maipo SpA	Chile	Chilean peso	100%	10,170,941	24,690,832	34,861,773	6,331,635	28,530,138	34,861,773	24,525,535	7,988,444
Sociedad Exportadora y Comercial Viña Canepa SpA	Chile	Chilean peso	100%	1,417,682	147,382	1,565,064	1,459,975	105,089	1,565,064	2,285,837	494,713
Bodegas y Viñedos Quinta de Maipo SpA	Chile	Chilean peso	100%	3,172,890	28,547,116	31,720,006	2,609,361	29,110,645	31,720,006	3,095,901	8,522,506
Inversiones Concha y Toro SpA	Chile	Chilean peso	100%	12,062,727	122,827,157	134,889,884	65,102,752	69,787,132	134,889,884	—	21,828,670
Inversiones VCT Internacional SpA	Chile	Chilean peso	100%	53,717,433	20,684,313	74,401,746	12,174,882	62,226,864	74,401,746	—	8,512,863
Viña Maycas del Limarí Ltda.	Chile	Chilean peso	100%	2,210,716	10,608	2,221,324	1,295,199	926,125	2,221,324	1,118,678	22,246
Viña Don Melchor SpA	Chile	Chilean peso	100%	411	10,463	10,874	11,532	(658)	10,874	—	(6,928)
Inmobiliaria El Llano SpA	Chile	Chilean peso	100%	1,000	—	1,000	—	1,000	1,000	—	—
Southern Brewing Company S.A	Chile	Chilean peso	77%	1,969,837	10,550,390	12,520,227	3,130,566	9,389,661	12,520,227	5,133,343	624,099
Concha y Toro Shangai SRO	China	Yuan	100%	—	—	—	—	—	—	—	—
Gan Lu Wine Trading (Shanghai) Co., Ltd.	China	Yuan	100%	975,794	8,843	984,637	537,850	446,787	984,637	2,458,848	(109,938)
VCT Group Of Wineries Asia Pte. Ltd.	Singapure	US dollar	100%	3,472,785	592,558	4,065,343	1,582,100	2,483,243	4,065,343	4,996,348	687,305
Trivento Bodegas y Viñedos S.A. Consolidado	Argentina	US dollar	100%	40,732,209	28,922,884	69,655,093	25,991,507	43,663,586	69,655,093	31,439,023	4,772,041
VCT Brasil Import. y Export. Ltda.	Brazil	Brazilian real	100%	16,360,807	1,844,329	18,205,136	10,803,609	7,401,527	18,205,136	26,439,093	479,573
VCT Wine Retail Participacoes Ltda.	Brazil	Brazilian real	100%	740	—	740	54,214	(53,474)	740	—	(437,463)
Concha y Toro Norway AS	Norway	Norwegian Crown	100%	3,282,296	691,502	3,973,798	2,735,064	1,238,734	3,973,798	3,694,019	508,067
VCT Norway AS	Norway	Norwegian Crown	100%	2,691,006	—	2,691,006	1,999,505	691,501	2,691,006	2,867,888	261,841
Concha y Toro Sweden AB	Sweden	Swedish Crown	100%	6,882,552	1,708,963	8,591,515	4,591,866	3,999,649	8,591,515	15,409,474	1,402,131
Concha y Toro Finland OY	Finland	Euro	100%	4,442,819	—	4,442,819	2,733,856	1,708,963	4,442,819	7,079,300	586,885
Concha y Toro UK Ltd.	UK	Pound Sterling	100%	51,695,915	196,857	51,892,772	40,528,899	11,363,873	51,892,772	124,427,772	2,744,358
VCT USA, Inc.	USA	US dollar	100%	10,650,026	167,376,509	178,026,535	43,804,087	134,222,448	178,026,535	—	11,815,161
Fetzer Vineyards	USA	US dollar	100%	93,097,279	126,975,255	220,072,534	54,182,361	165,890,173	220,072,534	82,536,051	6,262,535
Excelsior Wine Compañy LLC	USA	US dollar	100%	6,131,424	32,202,590	38,334,014	2,280,242	36,053,772	38,334,014	21,109,810	373,657
VCT México, S. de R.L. de C.V.	Mexico	Mexican peso	100%	363,387	2,316,524	2,679,911	83,955	2,595,956	2,679,911	—	659,552
VCT & DG México, S.A. de C.V.	Mexico	Mexican peso	51%	19,527,971	490,367	20,018,338	15,476,136	4,542,202	20,018,338	22,161,136	1,727,905
Concha y Toro Canadá Ltd.	Canada	Canadian dollar	100%	718,141	649,241	1,367,382	703,940	663,442	1,367,382	—	17,047
Concha y Toro Africa & Middle East Proprietary Ltd.	South Africa	South African Rand	100%	267,538	16,351	283,889	134,067	149,822	283,889	233,104	(3,241)
Cono Sur France S.A.R.L.	France	Euro	100%	348,671	1,362	350,033	184,211	165,822	350,033	757,670	(3,770)

As of December 31, 2017
				Asset			Liability
Subsidiaries	Country of incorporation	Functional currency	Ownership %	Current ThCh$	Non- current ThCh$	Total ThCh$	Current ThCh$	Non- current ThCh$	Total ThCh$	Revenue ThCh$	Net income (loss) ThCh$
Comercial Peumo Ltda.	Chile	Chilean peso	100%	41,038,770	2,505,258	43,544,028	40,618,781	2,925,247	43,544,028	123,199,171	2,565,909
Viña Cono Sur S.A.	Chile	Chilean peso	100%	43,747,918	52,146,131	95,894,049	44,735,623	51,158,426	95,894,049	81,306,315	7,261,975
Viña Cono Sur Orgánico SpA	Chile	Chilean peso	100%	2,623,552	154,030	2,777,582	2,624,940	152,642	2,777,582	964,993	(9,590)
Transportes Viconto Ltda.	Chile	Chilean peso	100%	449,638	453,755	903,393	151,105	752,288	903,393	1,079,015	92,922
Sociedad Exportadora y Comercial Viña Maipo SpA	Chile	Chilean peso	100%	9,727,689	21,863,153	31,590,842	4,780,306	26,810,536	31,590,842	25,588,327	6,356,238
Sociedad Exportadora y Comercial Viña Canepa SpA	Chile	Chilean peso	100%	1,660,330	143,320	1,803,650	1,343,272	460,378	1,803,650	2,976,529	188,558
Bodegas y Viñedos Quinta de Maipo SpA	Chile	Chilean peso	100%	3,695,823	26,832,844	30,528,667	2,533,332	27,995,335	30,528,667	4,750,869	6,738,337
Inversiones Concha y Toro SpA	Chile	Chilean peso	100%	12,104,814	103,119,421	115,224,235	59,041,111	56,183,124	115,224,235	—	11,924,421
Inversiones VCT Internacional SpA	Chile	Chilean peso	100%	48,134,998	17,556,544	65,691,542	12,371,360	53,320,182	65,691,542	—	(2,134,502)
Viña Maycas del Limarí Ltda.	Chile	Chilean peso	100%	2,674,999	4,062	2,679,061	1,775,187	903,874	2,679,061	2,149,651	60,912
Viñedos Los Robles SpA	Chile	Chilean peso	100%	449,335	—	449,335	109,416	339,919	449,335	—	(35,792)
Inmobiliaria El Llano SpA	Chile	Chilean peso	100%	1,000	—	1,000	—	1,000	1,000	—	—
Southern Brewing Company S.A	Chile	Chilean peso	77%	1,999,102	9,722,374	11,721,476	3,809,732	7,911,744	11,721,476	4,403,610	552,048
Concha y Toro Shangai SRO	China	Yuan	100%	—	—	—	—	—	—	—	—
Gan Lu Wine Trading (Shanghai) Co., Ltd.	China	Yuan	100%	803,947	8,949	812,896	446,198	366,698	812,896	2,188,484	142,562
VCT Group Of Wineries Asia Pte. Ltd.	Singapure	US dollar	100%	2,244,091	480,772	2,724,863	1,132,403	1,592,460	2,724,863	4,347,510	450,627
Trivento Bodegas y Viñedos S.A. Consolidado	Argentina	US dollar	100%	34,778,664	25,377,299	60,155,963	26,532,416	33,623,547	60,155,963	36,142,975	312,729
VCT Brasil Import. y Export. Ltda.	Brazil	Brazilian real	100%	19,227,497	1,893,382	21,120,879	14,034,012	7,086,867	21,120,879	31,809,644	(535,562)
VCT Wine Retail Participacoes Ltda.	Brazil	Brazilian real	100%	12,676	403,658	416,334	277	416,057	416,334	—	(20,152)
Concha y Toro Norway AS	Norway	Norwegian Crown	100%	3,100,331	401,427	3,501,758	2,534,253	967,505	3,501,758	3,473,455	290,767
VCT Norway AS	Norway	Norwegian Crown	100%	1,923,318	—	1,923,318	1,521,891	401,427	1,923,318	2,781,103	169,588
Concha y Toro Sweden AB	Sweden	Swedish Crown	100%	6,895,468	1,237,224	8,132,692	5,290,859	2,841,833	8,132,692	16,298,395	657,821
Concha y Toro Finland OY	Finland	Euro	100%	3,955,855	—	3,955,855	2,718,631	1,237,224	3,955,855	7,295,796	470,425
Concha y Toro UK Ltd.	UK	Pound Sterling	100%	41,965,547	211,329	42,176,876	33,975,384	8,201,492	42,176,876	112,401,383	1,551,564
VCT USA, Inc.	USA	US dollar	100%	311,489	134,974,550	135,286,039	49,589,745	85,696,294	135,286,039	—	4,399,001
Fetzer Vineyards	USA	US dollar	100%	70,912,581	88,197,086	159,109,667	19,118,840	139,990,827	159,109,667	75,389,714	5,616,118
VCT México, S. de R.L. de C.V.	Mexico	Mexican peso	100%	254,460	1,507,899	1,762,359	55,660	1,706,699	1,762,359	—	141,810
VCT & DG México, S.A. de C.V.	Mexico	Mexican peso	51%	14,380,124	492,775	14,872,899	11,916,235	2,956,664	14,872,899	18,021,338	797,095
Concha y Toro Canadá Ltd.	Canada	Canadian dollar	100%	859,387	600,207	1,459,594	832,636	626,958	1,459,594	—	129,780
Concha y Toro Africa & Middle East Proprietary Ltd.	South Africa	South African Rand	100%	227,211	5,566	232,777	73,858	158,919	232,777	328,027	22,974
Cono Sur France S.A.R.L.	France	Euro	100%	12,676	403,658	416,334	277	416,057	416,334	839,086	72,935

11.3	Investments in associates

A detail of the main investments in associates accounted for using the equity method is presented as follows:

Summarized financial statements of associates as of December 31, 2018:

	As of December 31, 2018
	Asset		Liability		Equity	Revenue	Profit (loss)
Associates	Current ThCh$	Non-current ThCh$	Corriente ThCh$	No Corriente ThCh$	ThCh$	ThCh$	ThCh$
Viña Almaviva S.A.	15,981,053	15,534,607	1,808,130	1,258,757	28,448,773	12,586,979	4,444,613
Innovacion Tecnológica Vitivinicola S.A.	38,620	—	1,935	—	36,685	8,050	1,106
Industria Corchera S.A.	14,241,511	2,642,179	6,925,647	—	9,958,043	14,138,079	455,694
Excelsior Wine Company	—	—	—	—	—	32,495,986	387,128
VCT Japan Company	964,049	4,956	649,706	—	319,299	1,964,379	4,560
Escalade W&S	3,634,513	1,344,250	2,407,980	1,274,077	1,296,706	5,455,404	61,639
Beer Garden Bellavista S.p.A.	207,473	873,827	723,849	115,374	242,077	2,005,771	88,391
Total	35,067,219	20,399,819	12,517,247	2,648,208	40,301,583	68,654,648	5,443,131

Summarized financial statements of associates as of December 31, 2017:

	As of December 31, 2017
	Asset		Liability		Equity	Revenue	Profit (loss)
Associates	Current ThCh$	Non-current ThCh$	Corriente ThCh$	No Corriente ThCh$	ThCh$	ThCh$	ThCh$
Viña Almaviva S.A.	14,941,923	15,246,538	3,218,557	904,174	26,065,730	9,981,785	3,920,528
Innovacion Tecnológica Vitivinicola S.A.	92,881	—	65,010	—	27,871	—	—
Industria Corchera S.A.	10,959,250	2,541,502	3,816,265	—	9,684,487	16,036,230	602,180
Southern Brewing Company S.A.	1,999,102	15,572,990	2,593,184	1,747,990	13,230,918	4,403,610	442,593
Excelsior Wine Company	16,426,703	—	12,585,675	132,711	3,708,317	55,297,272	870,579
Alpha Cave / Latour	1,624,103	570,775	3,410,033	107,974	(1,323,129)	1,078,436	(279,211)
VCT Japan Company	905,939	3,895	676,888	—	232,946	1,653,033	(16,605)
Escalade W&S	2,746,987	1,461,040	1,461,659	1,548,261	1,198,107	5,274,441	191,189
Beer Garden Bellavista S.p.A.	76,287	1,427,159	256,280	36,000	1,211,166	1,084,313	113,415
Total	49,773,175	36,823,899	28,083,551	4,477,110	54,036,413	94,809,120	5,844,668

Summarized financial statements of associates as of December 31, 2016:

	As of December 31, 2016
	Asset		Liability		Equity	Revenue	Profit (loss)
Associates	Current ThCh$	Non-current ThCh$	Corriente ThCh$	No Corriente ThCh$	ThCh$	ThCh$	ThCh$
Viña Almaviva S.A.	14,599,838	14,957,260	4,584,503	1,001,852	23,970,743	8,976,072	3,461,647
Innovacion Tecnológica Vitivinicola S.A.	92,881	—	65,010	—	27,871	—	—
Industria Corchera S.A.	13,658,912	4,016,480	8,635,847	15,520	9,024,025	14,583,429	117,306
Southern Brewing Company S.A.	1,824,493	7,484,001	2,424,698	1,245,530	5,638,266	3,224,077	411,604
Excelsior Wine Company	20,866,607	—	15,007,478	400,316	5,458,813	74,446,666	4,771,456
Alpha Cave	1,297,420	601,387	2,391,551	30,873	(523,617)	275,027	(418,706)
VCT Japan Company	753,778	5,394	485,225	—	273,947	1,026,889	(73,978)
Escalade W&S	3,115,346	1,187,894	2,055,092	1,243,612	1,004,536	4,171,305	153,585
Total	56,209,275	28,252,416	35,649,404	3,937,703	44,874,584	106,703,465	8,422,914

The interest of Viña Concha y Toro in its associates as of December 31, 2018 and 2017, is as follows:

		Investment amount		Share of gain (loss) for the year
Tax ID No.	Company	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	Country of incorporation	Functional currency	Ownership percentage	Main activities of the companies
96.824.300-4	Viña Almaviva S.A. (a)	13,582,197	12,390,675	2,222,307	1,960,264	Chile	Chilean peso	50.000%	Production and commercialization of chateu premium wine, mainly for export
90.950.000-1	Industria Corchera S.A. (b)	5,998,538	5,861,861	227,678	300,867	Chile	Chilean peso	49.987%	Production, elaboration and import and distribution and commercialization of corks and caps for the vinyard market in Chile and abroad.
76.571.080-4	Innovacion Tecnológica Vitivinicola S.A. (c)	5,774	4,212	174	—	Chile	Chilean peso	15.740%	Experimental research and development
45-2968791	Excelsior Wine Company (d)	—	1,854,159	193,564	435,290	USA	USD	50.000%	Import, sale and distribution of wines and liquors
76.240.720-5	Southern Brewing Company S.A (e)	—	—	—	216,871	Chile	Chilean peso	77.000%	Real estate investment and lease companies.
0-E	Alpha Cave (f)	—	403,658	(864)	(97,724)	Brasil	BRL	35.000%	Retail sales of wine in Brazil
0-E	VCT Japan Company (g)	130,913	95,508	1,870	(6,808)	Japan	JPY	41.000%	Export and import of wines and general distribution.
0-E	Escalade W&S (h)	648,668	599,053	30,820	95,595	Canada	CAD	50.000%	Export and import of wines and general distribution.
76.519.803-8	Beer Garden Bellavista S.p.A. (i)	896,849	610,583	30,937	56,708	Chile	Chilean peso	35.000%	Bar Restaurant
Total		21,262,939	21,819,709	2,706,486	2,961,063

The associated companies do not have contingent liabilities that could reduce the profit or increase the loss presented.

(a)	Investment in Viña Almaviva S.A. is presented net of a deduction of 50% from unrealized profits generated in the sale transaction of a land in 2001 to Viña Almaviva S.A.; as this is an unrealized gain for Concha y Toro S.A. The amount of the deduction is ThCh$ 642,190. The realization of this gain will be recognized once the property is disposed of to a third party other than the group. In 2018, profit or loss records a negative balance of ThCh$115,093 related to interest in profit or loss as of December 2017. Likewise, for the same period, as of December 31, 2018, unrealized profit amounted to ThCh$12,770, and as of December 31, 2017, amounted to ThCh$146,780.

(b)	Includes goodwill equivalent to ThCh$ 1,023,201, Industria Corchera presented net, as indicated note 2.10.1. In the interest is deducted an unrealized gain of ThCh$ 3,575 as of December 31, 2018 and ThCh $ 32,290 corresponding to December 31, 2017.

(c)	It has been considered to have significant influence in this associate, because there is a representation on the board of that company. A profit of Ch$1,562 have been recognized for profit or loss from 2012 through 2017.

(d)	From July 2018, the ownership on equity of Excelsior Wine Company is 100%, VCT USA maintained its interest of 50% and Fetzer acquired the remaining 50%, thus becoming a subsidiary of Viña Concha y Toro. Therefore, from this date, it will be disclosed in Note 11.2 Summarized financial information on subsidiaries. In profit or loss for 2018, a positive balance of ThCh$36,475 is included, corresponding to 2017 but reported in 2018, as well as negative translation differences of ThCh$22,634

(e)	Since November 2017, the investment on the interest of Southern Brewing Company S.A. increased from 49% to 77%, thus becoming a subsidiary of Viña Concha y Toro. Therefore, for this date, it will be disclosed in Note 11.2 Summarized financial information on subsidiaries. The ownership presents the investment corresponding to profit or loss for November and December 2017, deducting the unrealized gain for the period of ThCh$3,400, as well as the negative equity value for 2016 of ThCh$35,131.

(f)	From December 2018, 100% of the goodwill of Alpha Cave is impaired. The value in profit or loss corresponds to the investment in Latour.

(g)	The investment in VCT Japan Company represents 41% of the ownership on its equity. There are positive translation differences of ThCh$1,238.

(h)	The investment in Escalade W&S represents 50% of the ownership on its equity. Profit or loss for 2018 considers a negative balance of ThCh$4,248 related to ownership in profit or loss as December 2017, as well as positive translation differences of ThCh$3,130.

(i)	As of 12.31.2018, the investment in Beer Garden Bellavista S.p.A. corresponds to 35% of the ownership on equity.

11.4	Goodwill for Investments in Associates:

Industria Corchera S.A.:

The Goodwill as of December 31, 2018 is as follows:

The amount presented corresponds to the investment of 49.9874% of Industria Corchera S.A. which amounts to ThCh$ 1,023,201, showing no impairment.

This goodwill that was generated prior to the date of our transition to IFRS is maintained at the net value recorded to that date and is controlled in the same currency of the investment (Chilean pesos).

The book value of goodwill is netted to its corresponding investments.

Alpha Cave Comercio de Vinhos S.A.

On December 31, 2013, Concha y Toro S.A. through its subsidiary VCT Wine Retail Participacoes Ltda., acquired a 35% stake of Alpha Cave Comercio de Vinhos S.A., a company dedicated to the retail trading of wine in Brazil, through its brand name in Ville Du Ville.

The contribution paid for 35% of the shares of Alpha Cave Comercio de Vinhos S.A., amounted to ThCh $597,306 ($ 2,621,834 BR Reals).

As of December 31, 2014 the Company determined the fair value of the net assets where the initial investment value by 35% share on the shares of Alpha Cave Comercio de Vinhos S.A. totaled historical ThCh$88,548 ($ 452,308 BR Reals).

In June 2018, Concha y Toro S.A. sold all its shares in Alpha Cave Comercio de Vinhos S.A.